SHARE-BASED INCENTIVE	6 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED INCENTIVE	SHARE-BASED INCENTIVE
Due to the dilution and reverse stock splits, the plans granted before the financial restructuring became immaterial. Accordingly, the tables containing the related assumptions, except for those related to the MIP, are not disclosed in these interim financial statements.

32.1MIP

Grant	Fair value (in reais)	Remaining term (in years)	Purchasing period up to (in years)	Total granted	Total not exercised	Expense June 30, 2026

Mar 26, 2026	16.45	—	—	3,685,579	—	60,614
Jun 15, 2026	16.45	2.8	3.0	16,978,697	16,978,697	18,913
Jun 15, 2026	11.25	2.8	3.0	5,581,090	5,581,090	1,137

				26,245,366	22,559,787	80,664
During the six-month period, the creation of the accelerated vesting share program and the first and second programs under the new restricted share plan grant (“MIP - Management Incentive Plan”) was approved.

The plan is equity-settled and includes service conditions and Company performance targets. The first program provides for the transfer of shares in four tranches, one on the grant date and the remaining tranches in May 2027, 2028 and 2029. The second program includes service conditions and targets related to the Company’s market value and financial leverage, with the final assessment to take place in May 2029.
In accordance with CPC 10 (R1) - Share-based Payment, equivalent to IFRS 2, the fair value of the instruments granted was determined at the grant date. The related expenses are recognized over the respective vesting periods, with a corresponding entry to capital reserve, based on Management’s best estimate of the fulfillment of the conditions established under the plan.